Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	168,707,920.35	17,806
Yield Supplement Overcollateralization Amount at 06/30/15	1,019,438.23	0
Receivables Balance at 06/30/15	169,727,358.58	17,806
Principal Payments	10,723,295.18	467
Defaulted Receivables	273,380.81	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	897,273.49	0
Pool Balance at 07/31/15	157,833,409.10	17,320

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	16.88%

Prepayment ABS Speed	1.38%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.36%
Weighted Average APR, Yield Adjusted	5.06%
Weighted Average Remaining Term	27.26

Delinquent Receivables:
Past Due 31-60 days	3,510,262.00	283
Past Due 61-90 days	568,590.49	52
Past Due 91 + days	253,405.70	25
Total	4,332,258.19	360

Total 31+ Delinquent as % Ending Pool Balance	2.74%

Recoveries	171,393.86

Aggregate Net Losses/(Gains) - July 2015	101,986.95
Current Net Loss Ratio (Annualized)	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	11,500,534.40
Advances	(1,660.04)
Investment Earnings on Cash Accounts	1,152.32
Servicing Fee	(141,439.47)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,358,587.21

Distributions of Available Funds
(1) Class A Interest	97,289.37
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	1,632,436.91
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,242,074.34
(7) Distribution to Certificateholders	363,269.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,358,587.21

Servicing Fee	141,439.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 07/15/15	159,465,846.01
Principal Paid	10,874,511.25
Note Balance @ 08/17/15	148,591,334.76

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-3
Note Balance @ 07/15/15	12,855,846.01
Principal Paid	10,874,511.25
Note Balance @ 08/17/15	1,981,334.76
Note Factor @ 08/17/15	0.7709474%

Class A-4
Note Balance @ 07/15/15	127,670,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	127,670,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	18,940,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	120,806.54
Total Principal Paid	10,874,511.25
Total Paid	10,995,317.79

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	6,856.45
Principal Paid	10,874,511.25
Total Paid to A-3 Holders	10,881,367.70

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00
Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1337228
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.0371827
Total Distribution Amount	12.1709055

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0266788
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.3132733
Total A-3 Distribution Amount	42.3399521

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	150.12
Noteholders' Principal Distributable Amount	849.88

Account Balances	$ Amount

Advances
Balance as of 06/30/15	39,001.74
Balance as of 07/31/15	37,341.70
Change	(1,660.04)

Reserve Account
Balance as of 07/15/15	2,310,518.58
Investment Earnings	209.34
Investment Earnings Paid	(209.34)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58